Net Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Loss per Common Share

The following tables set forth the computation of basic and diluted net loss per common share (in thousands, except per share amounts):

	2012	2011	2010
Basic and diluted net loss per common share:
Numerator:
Loss from continuing operations	$(78,182)	$(133,542)	$(1,028,707)
Preferred stock dividends	(21,293)	(22,049)	(24,235)
Preferred stock repurchase	—	23,936	—

Loss available to common stockholders from continuing operations	(99,475)	(131,655)	(1,052,942)
Income from discontinued operations	—	—	11,397

Net loss	$(99,475)	$(131,655)	$(1,041,545)

Denominator:
Weighted-average shares outstanding — basic and diluted	80,587	83,128	84,445

Loss per common share from continuing operations	$(1.23)	$(1.58)	$(12.47)
Income per common share from discontinued operations	—	—	0.14

Net loss per common share	$(1.23)	$(1.58)	$(12.33)

Potential Dilutive Securities Not Included in Calculation of Diluted Net Loss per Common Share

The following potential dilutive securities were not included in the calculation of diluted net loss per common share because the inclusion thereof would be antidilutive (in thousands):

	2012	2011	2010
Denominator:
Options to purchase shares of common stock	10,234	9,446	10,148
Warrants	4	162	242
Conversion shares related to 3% convertible senior subordinated notes	3,411	3,411	3,411
Conversion shares related to subordinated convertible promissory notes	27	27	27
Conversion shares related to Series B convertible preferred stock	10,239	10,239	12,063
Common stock equivalents related to the settlement of deferred purchase price consideration	—	142	306
Common stock equivalents related to the settlement of a contingent consideration obligation	—	—	28

Total number of antidilutive potentially issuable shares of common stock excluded from diluted common shares outstanding	23,915	23,427	26,225